Apr. 04, 2022
PIA BBB Bond Fund
PIA BBB Bond Fund
Investment Objective
The BBB Bond Fund’s investment objective is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by credit rating agencies currently registered as nationally recognized statistical rating organizations (“NRSROs”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
SHAREHOLDER FEES (fees paid directly from your investment)

SHAREHOLDER FEES (fees paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	None
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.15%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

SHAREHOLDER FEES (fees paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	None
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.15%

Example
This Example is intended to help you compare the cost of investing in the BBB Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Portfolio Turnover
The BBB Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, the BBB Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch. The BBB-rated bonds are defined by the Bloomberg index methodology. The Fund seeks to approximate returns of bonds rated within the BBB category by any credit rating agency currently registered with the U.S. Securities and Exchange Commission (“SEC”) as NRSROs.

The weighted average duration of the BBB Bond Fund will generally range from five to eight years. Duration is a measure of a debt security’s price sensitivity. Higher duration indicates bonds that are more sensitive to interest rate changes. Bonds with shorter duration reduce the risk associated with interest rates. Duration takes into account a debt security’s cash flows over time, including assumptions about the timing of how a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. In contrast, maturity measures only the time until final payment is due.
In selecting investments for the BBB Bond Fund, the Adviser will primarily consider credit quality, duration and yield.
The BBB Bond Fund may invest up to 50% of its total assets in securities of foreign issuers denominated in U.S. dollars, including issuers located in emerging markets.
In its effort to provide a total rate of return that approximates that of bonds rated within the BBB category as defined by the Bloomberg index methodology, the BBB Bond Fund may invest up to 10% of its net assets in futures, options and other derivatives. The Fund may sometimes use derivatives as a substitute for taking a position in bonds rated BBB or Baa and/or as part of a strategy designed to reduce or increase exposure to other risks, such as interest rate risk.

Principal Investment Risks
By itself, the Fund is not a complete, balanced investment plan. The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the Fund. The following risks are considered principal and could affect the value of your investment in the Fund:
•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
•Management Risk. The BBB Bond Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.
•Interest Rate Risk. The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates. If interest rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.
•Credit Risk. The issuers of the bonds and other debt securities held by the BBB Bond Fund may not be able to make interest or principal payments.
•Prepayment Risk. Issuers of securities held by the BBB Bond Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. Prepayment risk is a major risk of mortgage-backed securities.
•Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.
•Derivatives Risk. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate closely with the underlying security. Losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.
•Risks Associated with Inflation and Deflation. Inflation risk is the risk that increasing prices throughout the economy may erode the purchasing power of an investment over time. Deflation risk is the risk that prices throughout the economy decline over time — the opposite of inflation.
•High Yield Securities Risk. The BBB Bond Fund may hold high yield securities as a result of credit rating downgrades. Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”). High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.
•Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
•Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the BBB Bond Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.
Performance
The following performance information provides some indication of the risks of investing in the BBB Bond Fund. The bar chart shows the annual returns for the Fund from year to year. The table shows how the Fund’s average annual returns for the 1-, 5-, 10-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pacificincome.com/mutual-funds or by calling the Fund toll-free at 1-800-251-1970.
Calendar Year Total Returns as of December 31

During the period shown on the bar chart, the BBB Bond Fund’s highest total return for a quarter was 10.26% (quarter ended June 30, 2020) and the lowest total return for a quarter was -6.11% (quarter ended March 31, 2020).
Average Annual Total Returns(for the periods ended December 31, 2021)

Average Annual Total Returns (for the periods ended December 31, 2021)	1 Year	5 Years	10 Years	Since Inception (9/25/2003)
PIA BBB Bond Fund
Return Before Taxes	-1.20%	5.51%	4.77%	5.27%
Return After Taxes on Distributions	-2.33%	3.96%	2.98%	3.37%
Return After Taxes on Distributions and Sale of Fund Shares	-0.72%	3.56%	2.93%	3.35%
Bloomberg U.S. Credit Baa Bond Index (reflects no deduction for fees, expenses or taxes)	-0.40%	5.77%	5.08%	5.73%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
The BBB Bond Fund was invested primarily in U.S. Treasury securities on the inception date in September 2003 until mid-January 2004 when the Adviser’s clients commenced investing in the Fund and the Fund began pursuing fully its investment strategy. Therefore, performance prior to this time is not fully reflective of the Fund’s investment strategy.
PIA MBS Bond Fund
PIA MBS Bond Fund
Investment Objective
The MBS Bond Fund’s investment objective is to seek to provide a total rate of return that exceeds the Bloomberg U.S. MBS Fixed Rate Index (the “MBS Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
SHAREHOLDER FEES (fees paid directly from your investment)

SHAREHOLDER FEES (fees paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	None
Other Expenses	0.31%
Total Annual Fund Operating Expenses	0.31%
Less: Expense Reimbursement(2)	-0.08%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.23%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

SHAREHOLDER FEES (fees paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	None
Other Expenses	0.31%
Total Annual Fund Operating Expenses	0.31%
Less: Expense Reimbursement(2)	-0.08%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.23%

Example
This Example is intended to help you compare the cost of investing in the MBS Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the temporary expense limitation only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$24	$92	$166	$385

Portfolio Turnover
The MBS Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 680% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, the MBS Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities, including commercial mortgage-backed securities. In pursuing its objective, the Adviser attempts to provide a return that exceeds the total rate of return of the MBS Index, although there is no guarantee that the Adviser will be able to do so. The MBS Index represents the universe of mortgage-backed securities issued by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”). The Adviser will primarily consider credit quality, effective duration and yield in selecting investments for the Fund’s portfolio. The duration of the Fund will generally be in a range of plus or minus 1.5 years of the effective duration of the MBS Index.
The MBS Bond Fund may invest up to 10% of its net assets in futures, options, other derivatives, and up to 20% in other investment companies, including exchange-traded funds (“ETFs”). The Fund may sometimes use derivatives as a substitute for taking positions in bonds and/or as part of a strategy designed to reduce exposure to other risks. The Fund may also utilize the “To Be Announced” (“TBA”) market for mortgage-backed securities for up to 100% of its net assets. The TBA market allows investors to gain exposure to mortgage-backed securities with certain broad characteristics (maturity, coupon, etc.) without taking delivery of the actual securities until the settlement day which is once every month. In addition, the Fund may utilize the dollar roll market, in which one sells, in the TBA market, the security for current month settlement, while simultaneously committing to buy a substantially similar TBA security for next month settlement. The Fund may utilize the dollar roll market for extended periods of time without taking delivery of the physical securities. The Fund may also invest up to 20% of its net assets in asset-backed securities.
The MBS Bond Fund’s annual portfolio turnover rate may exceed 100%.

Principal Investment Risks
By itself, the Fund is not a complete, balanced investment plan. The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the Fund. The following risks are considered principal and could affect the value of your investment in the Fund:
•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
•Management Risk. The MBS Bond Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.
•Interest Rate Risk. The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates. If interest rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.
•Credit Risk. The issuers of the bonds and other debt securities held by the MBS Bond Fund may not be able to make interest or principal payments.
•Prepayment Risk. Issuers of securities held by the MBS Bond Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. Prepayment risk is a major risk of mortgage-backed securities.
•Extension Risk. An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.
•Risks Associated with Mortgage-Backed Securities. These risks include General Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
•Risks Associated with Real Estate and Regulatory Actions. Although some of the securities in the Fund are expected to either have a U.S. government sponsored entity guarantee or be AAA rated by any NSRSO, if real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns. In addition, any adverse regulatory action could impact the prices of the securities the Fund owns.
•Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.
•Derivatives Risk. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate closely with the underlying security. Losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.
•ETF and Mutual Fund Risk. When the MBS Bond Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.
•TBA Securities Risk. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. TBA transactions involve the risk that the securities received may have less favorable characteristics than what was anticipated when the Adviser entered into the transaction. Adviser accounts with TBA securities are also subject to counterparty risk and will be exposed to changes in the value of the underlying investments during the term of the agreement.
•Dollar Roll Risk. Dollar rolls involve the risk that the MBS Bond Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. In addition, the Fund earns interest by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in the Fund’s portfolio.
•Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs.
•Risks Associated with Inflation and Deflation. Inflation risk is the risk that increasing prices throughout the economy may erode the purchasing power of an investment over time. Deflation risk is the risk that prices throughout the economy decline over time — the opposite of inflation.
•Government-Sponsored Entities Risk. Securities issued or guaranteed by government-sponsored entities, including GNMA, FNMA and FHLMC, may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.
•Asset-Backed Securities Risks. These risks include General Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.
•Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the MBS Bond Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

Performance
The following performance information provides some indication of the risks of investing in the MBS Bond Fund. The bar chart shows the annual returns for the Fund from year to year. The table shows how the Fund’s average annual returns for the 1-year, 5-year, 10-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pacificincome.com/mutual-funds or by calling the Fund toll-free at 1-800-251-1970.
Calendar Year Total Returns as of December 31

During the period shown on the bar chart, the MBS Bond Fund’s highest total return for a quarter was 2.97% (quarter ended March 31, 2020) and the lowest total return for a quarter was -2.02% (quarter ended December 31, 2016).
Average Annual Total Returns(for the periods ended December 31, 2021)

Average Annual Total Returns (for the periods ended December 31, 2021)	1 Year	5 Years	10 Years	Since Inception (2/28/2006)
PIA MBS Bond Fund
Return Before Taxes	-1.18%	2.32%	2.17%	3.63%
Return After Taxes on Distributions	-1.50%	1.36%	1.07%	2.17%
Return after Taxes on Distributions and Sale of Fund Shares	-0.70%	1.36%	1.17%	2.24%
Bloomberg U.S. MBS Fixed Rate Index (reflects no deduction for fees, expenses or taxes)	-1.04%	2.50%	2.28%	3.78%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the MBS Bond Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
PIA High Yield (MACS) Fund
PIA High Yield (MACS) Fund
Investment Objectives
The High Yield (MACS) Fund’s primary objective is to seek a high level of current income.
The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
SHAREHOLDER FEES (fees paid directly from your investment)

SHAREHOLDER FEES (fees paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	None
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.20%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

SHAREHOLDER FEES (fees paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	None
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.20%

Example
This Example is intended to help you compare the cost of investing in the High Yield (MACS) Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

Portfolio Turnover
The High Yield (MACS) Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The High Yield (MACS) Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield instruments (“junk bonds”), defined as bonds, convertible securities, forward commitments, loan participations and assignments, preferred stocks and Rule 144A securities. High yield instruments are securities rated below investment grade as defined by the Bloomberg index methodology, or, if unrated, determined by the Adviser to be of comparable quality.
The remainder of the High Yield (MACS) Fund’s assets may be invested in investment grade instruments including bonds, debt securities, convertible securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, and loan participations and assignments.
The average portfolio duration of the High Yield (MACS) Fund normally varies within two years (plus or minus) of the duration of the Bloomberg U.S. Corporate High-Yield Index at any point in time. The Bloomberg Index had a duration of 4.05 years as of January 31, 2022. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.
The Fund may invest up to 10% of its net assets in securities and instruments that are economically tied to emerging market countries.
The High Yield (MACS) Fund may invest up to 10% of its net assets in derivative instruments, such as options, futures contracts or swap agreements for both bona fide hedging purposes and for speculative purposes.
From time to time, the Fund may experience significant inflows; if this occurs, the Fund may, on a temporary or interim basis, invest these new assets (potentially in an amount which may approach up to 100% of the Fund’s total net assets if new flows were extremely large relative to the Fund’s current assets) in a combination of derivative instruments and other investment companies, including exchange-traded funds (“ETFs”), until such time as the Adviser can identify and invest in appropriate high yield instruments in accordance with the Fund’s principal strategy. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).
In selecting investments for the High Yield (MACS) Fund, the Adviser will consider the risks and opportunities presented by the industries within the high yield universe. The Adviser evaluates the bond issuers within the selected industries and identifies those investments which the Adviser believes have favorable risk reward characteristics and match the Adviser’s investing philosophy. The Adviser evaluates various criteria such as historical and future expected financial performance, management tenure and experience, capital structure, free cash flow generation, barriers to entry, security protections, yield and relative value, and ownership structure. Investments are targeted that have individual yield premiums which appear to be favorable and are viewed by the Adviser as having a comparable or lower probability of default and/or loss risk.

Principal Investment Risks
By itself, the Fund is not a complete, balanced investment plan. The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the Fund.
•High Yield Securities Risk. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.
•Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the High Yield (MACS) Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.
•Credit Risk. The issuers of the bonds and other instruments held by the High Yield (MACS) Fund may not be able to make interest or principal payments.
•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
•Management Risk. The High Yield (MACS) Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.
•Interest Rate Risk. The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates. If interest rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.
•Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.
•Derivatives Risk. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate closely with the underlying security. Losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.
•ETF and Mutual Fund Risk. When the High Yield (MACS) Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.
•Preferred Stock Risk. Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.
•Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
•Loan Participation and Assignment Risk. Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.
•Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.
•Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.
•Risks Associated with Inflation and Deflation. Rising cost of living may erode the purchasing power of an investment over time. Deflation risk is the risk that prices throughout the economy decline over time — the opposite of inflation.

Performance
The following information provides some indication of the risks of investing in the High Yield (MACS) Fund. The bar chart shows the annual return for the Fund from year to year. The table shows how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pacificincome.com/mutual-funds or by calling the Fund toll-free at 1-800-251-1970.
Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the highest return for a calendar quarter was 10.66% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -13.35% (quarter ended March 31, 2020).
Average Annual Total Returns(for the periods ended December 31, 2021)

Average Annual Total Returns (for the periods ended December 31, 2021)
PIA High Yield (MACS) Fund	1 Year	Since Inception (12/26/2017)
Return Before Taxes	7.82%	6.55%
Return After Taxes on Distributions	4.17%	3.43%
Return After Taxes on Distributions and Sale of Fund Shares	4.58%	3.63%
Bloomberg U.S. High Yield Corporate Bond Index (reflects no deduction for fees, expenses or taxes)	5.28%	6.01%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.